Total
Columbia Acorn USA
SUMMARY OF THE FUND
Investment Objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 20 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Acorn USA	Class A		Class C		Class Adv	Class Inst	Class Inst2	Class Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Acorn USA		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees		0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none
Other expenses	[1]	0.27%	0.27%	0.27%	0.27%	0.21%	0.16%
Total annual Fund operating expenses		1.44%	1.19%	2.19%	1.19%	1.13%	1.08%
Less: Fee waivers and/or expense reimbursements	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.05%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.41%	1.16%	2.16%	1.16%	1.08%	1.04%
[1]	Other expenses have been restated to reflect current fees paid by the Fund.
[2]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through April 30, 2021, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.41% for Class A shares, 1.16% for Class Adv shares, 2.16% for Class C shares, 1.16% for Class Inst shares, 1.08% for Class Inst2 shares and 1.04% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees through April 30, 2021, such that the Fund’s transfer agency fees do not exceed the annual rates of 0.04% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Acorn USA - USD ($)	1 year	3 years	5 years	10 years
Class A	710	1,002	1,314	2,198
Class Adv	118	375	651	1,441
Class C	319	682	1,172	2,521
Class Inst	118	375	651	1,441
Class Inst2	110	354	617	1,370
Class Inst3	106	340	592	1,314

Expense Example, No Redemption - Columbia Acorn USA - USD ($)	1 year	3 years	5 years	10 years
Class A	710	1,002	1,314	2,198
Class Adv	118	375	651	1,441
Class C	219	682	1,172	2,521
Class Inst	118	375	651	1,441
Class Inst2	110	354	617	1,370
Class Inst3	106	340	592	1,314

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund (i) invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment (“Focus Stocks”) and (ii) may also invest in companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of the Fund’s net assets would be invested in Focus Stocks. The Fund may continue to hold, and make additional investments in, Focus Stocks whose market capitalizations have grown to exceed $5 billion, regardless of whether the Fund’s investments in Focus Stocks are a majority of the Fund’s net assets.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Investment Manager from time to time emphasizes one or more sectors in selecting the Fund’s investments.

The Investment Manager typically seeks companies with:
  A strong business franchise that offers growth potential.
  Products and services in which the company has a competitive advantage.
  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risks, including those described below, among others. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. In addition, turbulence in the financial markets generally and reduced liquidity in the equity, credit and/or fixed income markets more specifically may negatively affect many issuers, which could adversely affect the Fund, including by causing difficulty in pricing hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region, financial market or industry sector may adversely impact issuers in a different country, region, financial market or industry sector. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility arising from disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chains, among other factors. These and related societal disruptions have been caused or exacerbated by, and may continue to be caused or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 global pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks, and epidemics, pandemics and other public health crises in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Investment Manager from executing advantageous investment decisions for the Fund in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-cap companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks and epidemics or other events, conditions and factors.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Health Care Sector. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Information Technology Sector. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Russell 2000 Growth Index.

The performance of one or more share classes shown in the Average Annual Total Returns table below includes the Fund’s Class Inst share returns (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to the indicated inception date of such share classes. Except for differences in fees and expenses, all share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2020: -27.03%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2019 16.90% Worst 3rd Quarter 2011 -22.20%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)
Average Annual Total Returns - Columbia Acorn USA	Share Class Inception Date	1 Year	5 Years	10 Years
Class Inst	Sep. 04, 1996	31.28%	11.37%	12.62%
Class Inst | returns after taxes on distributions	Sep. 04, 1996	27.80%	5.21%	8.66%
Class Inst | returns after taxes on distributions and sale of Fund shares	Sep. 04, 1996	20.53%	7.51%	9.48%
Class A	Oct. 16, 2000	23.32%	9.78%	11.66%
Class Adv	Nov. 08, 2012	31.27%	11.36%	12.62%
Class C	Oct. 16, 2000	29.02%	10.29%	11.52%
Class Inst2	Nov. 08, 2012	31.41%	11.48%	12.69%
Class Inst3	Nov. 08, 2012	31.45%	11.52%	12.72%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)		28.48%	9.34%	13.01%